Investment Objectives and Goals - RAREVIEW GOVERNMENT MONEY MARKET ETF	Nov. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - RAREVIEW GOVERNMENT MONEY MARKET ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Rareview Government Money Market ETF (the “Fund”) seeks current income consistent with capital preservation while maintaining liquidity.